Leases - Total amount of lease payments on an undiscounted basis (Table) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Land [Member]
Property, Plant and Equipment [Line Items]
June 30, 2024	$ 972
June 30, 2025	972
June 30, 2026	900
June 30, 2027	799
June 30, 2028 and thereafter	21,995
Total	25,638
Operating lease liabilities, including current portion	9,759
Discount based on incremental borrowing rate	15,879
Office space [Member]
Property, Plant and Equipment [Line Items]
June 30, 2024	626
June 30, 2025	64
June 30, 2026	60
June 30, 2027	23
June 30, 2028 and thereafter	0
Total	773
Operating lease liabilities, including current portion	716
Discount based on incremental borrowing rate	57
Liquid Barges [Member]
Property, Plant and Equipment [Line Items]
June 30, 2024	2,586
June 30, 2025	2,477
June 30, 2026	2,477
June 30, 2027	2,477
June 30, 2028 and thereafter	1,651
Total	11,668
Operating lease liabilities, including current portion	10,096
Discount based on incremental borrowing rate	$ 1,572